Basis of Presentation and General Information - Accounting for the Eagle Merger (Table) (Details)	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Asset Acquisition, Consideration Transferred | $	$ 665,551,000
Eagle Merger Agreement [Member]
Common Stock, Shares, Outstanding	10,476,091
Equity awards of Eagle employees and not vested to be replaced | $	$ 237,853
Conversion of Stock, Shares Converted	10,713,944
Conversion of Stock, Shares Issued	2.6211
Asset Acquisition, Equity Interest Issued or Issuable, Number of Shares	28,082,319
Star Bulk closing price per share | $ / shares	23.70
Asset Acquisition, Consideration Transferred | $	$ 665,551,000